EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the net periodic benefit cost and other amounts recognized in other comprehensive income for post-retirement medical plan expense are as follows as of December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Net periodic benefit cost:
Service cost	$4	$5	$6
Interest cost	57	52	57
Amortization of prior service costs	-	-	-
Amortization of net loss (gain)	(157)	(179)	(241)
Total net periodic benefit cost	$(96)	$(122)	$(178)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$-	$-	$-
Net loss (gain) for the period	(515)	(23)	146
Amortization of prior service costs	-	-	-
Amortization of net gain (loss)	157	179	241
Total recognized in other comprehensive income (loss)	$(358)	$156	$387
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(454)	$34	$209
Weighted average assumptions used:
Discount rate	3.00%	2.80%	3.40%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (pre-65/post-65 Medicare Advantage)	6.00%/8.50%	6.00%/6.50%	6.20%/(5.00)%
Health care cost trend rate assumed for current year (pre-65/post-65 Non-Medicare Advantage)	6.00%/6.40%	6.00%/6.50%	6.20%/6.10%
Ultimate rate (pre-65/post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/post-65)	2031/2031	2029/2029	2029/2029
Measurement date	December 31, 2022	December 31, 2021	December 31, 2020

Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows as of years ended December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,912	$1,882	$1, 689
Service cost	4	5	6
Interest cost	57	52	57
Benefits paid	(4)	(4)	(16)
Change in medical plan provisions	-	-	-
Actuarial loss (gain)	(515)	(23)	146
Benefit medical plan related obligation end of period	$1,454	$1,912	$1,882
Change in plan assets:
Fair value of plan assets at beginning of period	$-	$-	$-
Employer contribution	4	4	16
Benefits paid	(4)	(4)	(16)
Fair value of plan assets at end of period	$-	$-	$-
Medical plan related net funding	$(1,454)	$(1,912)	$(1,882)
As of December 31, 2022, 2021 and 2020:

Details	2022	2021	2020
Amounts recognized in statement of financial position:
Current liabilities	$(59)	$(48)	$(62)
Non-current liabilities	(1,395)	(1,864)	(1,820)
Net amount recognized	$(1,454)	$(1,912)	$(1,882)
Weighted average assumptions used:
Discount rate	5.10%	3.00%	2.80%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre-65/post-65 Medicare Advantage)	7.30%/9.25%	5.80%/8.50%	6.00%/6.50%
Health care cost trend rate assumed for next year (pre-65/post-65 Non-Medicare Advantage)	7.30%/8.30%	5.80%/6.20%	6.00%/6.50%
Ultimate rate (pre-65/post-65 Medicare Advantage)	4.50%/4.50%	4.40%/4.50%	4.50%/4.50%
Ultimate rate (pre-65/post-65 Non-Medicare Advantage)	4.50%/4.50%	4.40%/4.40%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/post-65)	2031/2031	2031/2031	2029/2029

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2023	$59
2024	70
2025	69
2026	73
2027	81
2028 - 2032	$455

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the change in benefit obligation, the change in plan assets and funded status for TSNB’s pension plan for the years ended December 31, 2022, 2021 and 2020 are as follows:

Details	2022	2021	2020
Net periodic benefit cost:
Interest cost	$627	$575	$687
Expected return on plan assets	(778)	(788)	(909)
Expected administrative expenses	200	100	100
Amortization of prior service costs	3	3	3
Amortization of net loss	-	27	27
Total net periodic benefit cost	$52	$(83)	$(92)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$-	$-	$-
Net loss (gain) for the period	1,545	(1,038)	149
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain	-	(27)	(27)
Total recognized loss (gain) in other comprehensive income (loss)	$1,542	$(1,068)	$119
Total recognized in net periodic benefit cost (gain) and other comprehensive income (loss)	$1,594	$(1,151)	$27
Weighted average assumptions used:
Discount rate	2.90%	2.50%	3.20%
Expected return on plan assets	3.10%	3.10%	3.80%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for TSNB’s pension plan for the years ended December 31, 2022, 2021 and 2020 are as follows:

Details	2022	2021	2020
Change in benefit obligation:
Benefit obligation at beginning of period	$22,081	$23,467	$21,908
Interest cost	627	575	687
Benefits paid	(804)	(778)	(736)
Change in plan provisions	-	-	-
Actuarial loss (gain)	(4,468)	(1,183)	1,608
Benefit obligation end of period	$17,436	$22,081	$23,467
Change in plan assets:
Fair value of plan assets at beginning of period	$25,750	$25,985	$24,454
Actual return on plan assets	(5,211)	616	2,337
Employer contribution	-	-	-
Expenses paid	(224)	(73)	(69)
Benefits paid	(804)	(778)	(737)
Fair value of plan assets at end of period	$19,511	$25,750	$25,985
Funded Status	$2,075	$3,669	$2,518
Amounts recognized in statement of financial position:
Non-current assets	$2,075	$3,669	$2,518
Non-current liabilities	-	-	-
Net amount recognized	$2,075	$3,669	$2,518
Weighted average assumptions used:
Discount rate	5.10%	2.90%	2.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2023	$1,018
2024	1,101
2025	1,173
2026	1,225
2027	1,261
2028 - 2032	$6,441

Schedule of Weighted Average Asset Allocations
The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2022:

Details	Level 1	Level 2	Level 3
Investments in commingled funds	$-	$19,511	$-
Total plan assets at fair value	$-	$19,511	$-

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2021:

Details	Level 1	Level 2	Level 3
Investments in commingled funds	$-	$25,750	$-
Total plan assets at fair value	$-	$25,750	$-

Schedule of Assets Measured at Fair Value on a Recurring Basis
TSNB’s pension plan weighted average asset allocations on December 31, 2022, by asset category are as follows:

Asset Category	December 31, 2022	Target allocation 2023
Equity securities	9%	10%
Debt securities	91%	90%
Total	100%	100%